BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - PP&E Useful Life (Details)	12 Months Ended
Dec. 31, 2021
Furniture and fixtures
Summary of significant accounting policies
Property, plant and equipment, useful life	5 years
Office equipment
Summary of significant accounting policies
Property, plant and equipment, useful life	5 years
Computer hardware | Minimum
Summary of significant accounting policies
Property, plant and equipment, useful life	3 years
Computer hardware | Maximum
Summary of significant accounting policies
Property, plant and equipment, useful life	5 years
Computer software | Minimum
Summary of significant accounting policies
Property, plant and equipment, useful life	3 years
Computer software | Maximum
Summary of significant accounting policies
Property, plant and equipment, useful life	7 years
Leasehold improvements
Summary of significant accounting policies
Property, plant and equipment, useful life	10 years